Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations
Business Combinations

5        Business Combinations

The Company concluded some acquisitions to improve its portfolio of educational solutions as presented below:

•	January 14, 2022–Phidelis Tecnologia Desenvolvimento de Sistemas Ltda.
•	January 14, 2022 – MVP Consultoria e Sistemas Ltda.

The Company’ business combinations are described below:

Business Combinations during 2022

MVP Consultoria e Sistemas Ltda. and Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)

On January 14, 2022, the Company acquired though its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), the entities Phidelis Tecnologia Desenvolvimento de Sistemas and MVP Consultoria e Sistemas Ltda. (“Phidelis”). Phidelis is a complete academic and financial management platform for elementary and high schools, providing (i) licensing and software development and (ii) messaging, retention, enrollment and standard management for schools and students. In addition to adding a digital solution and bringing in new customers, Phidelis' team will support the development of the Company's digital services platform. The Company will pay a total purchase price in the amount of R$21,966, comprised of (i) R$8,854 in cash, paid on the acquisition date, (ii) R$7,638 to be paid in annual installments over the course of two years, and (iii) a variable of R$5,474, with the achievement of performance linked to net revenue of the years 2023 and 2024 to be paid in three annual installments between 2023 and 2026. Both fixed and variable payment to be adjusted by the variation of Extended National Consumer Price Index (“IPCA”) in the period.

	Phidelis	MVP	Total
Current assets
Cash and cash equivalents	162	217	379
Trade receivables	65	131	196
Taxes recoverable	1	4	5
Total current assets	228	352	580
Non-current assets
Property, plant and equipment	-	72	72
Intangible assets - Customer Portfolio	1,521	2,313	3,834
Intangible assets - Software	523	2,702	3,225
Total non-current assets	2,044	5,087	7,131
Total Assets	2,272	5,439	7,711

Current liabilities
Salaries and social contributions	58	4	62
Taxes payable	-	10	10
Income tax and social contribution payable	-	80	80
Other liabilities	-	12	12
Total current liabilities	58	106	164
Non-current liabilities
Provision for tax, civil and labor losses	-	2,504	2,504
Total non-current liabilities	-	2,504	2,504
Total liabilities	58	2,610	2,668
Net identifiable assets at fair value (A)	2,214	2,829	5,043
Total Consideration transferred (B)	3,600	18,366	21,966
Goodwill (B – A) (i)	1,386	15,537	16,923

(i)Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the Company, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. At the time of the acquisition, future tax deductibility is probable as certain actions, necessary to integrate the businesses from a tax perspective, are intended by management and considered feasible from a legal perspective.

From the date of acquisition to December 31, 2022, Phidelis contributed to a net revenue from sales and services in the amount of R$5,157, and net profit for the year in the amount of R$ 780. If the acquisition had occurred on January 1, 2022, Management estimates that net revenue from sales and services would have been R$ 1,264,287 and net loss for the year would have been R$ (54,572).

Business Combinations during 2021

Sociedade Educacional da Lagoa Ltda. (“SEL”)

On March 2, 2021, the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), the entity Sociedade Educacional da Lagoa Ltda. (“SEL”). SEL provides technical and pedagogical services to education platforms, including the maintenance of such platforms, development and improvement of contents and training of professionals. The consideration paid was R$ 65,000, of which R$ 38,124 was paid in cash and  the remaining amount of R$ 26,876 is subject to certain post-closing price adjustments (conditioned to the minimum amount of R$ 39,400 total contract revenue for the next two years, 2023 and 2024, with the client "SESI", and if the minimum amount is not reached, the installment due will be discounted in the percentage of reduction of the minimum value of each contract). The consideration will be divided in installments over a 4-year period (each installment adjusted by the positive variation of 100% of CDI).

Nota 1000 Serviços Educacionais S.A. (“Redação Nota 1000”)

On May 27, 2021, the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”) the entity Redação Nota 1000, which provides essay review services as a service platform, through its proprietary software.  The Redação Nota 1000’s users may choose their essays reviewed under different approaches as follows: (i) solely by essay-review specialists (manual); (ii) on an automated basis by the company’s software, with a final review by a specialist (semi-automated); or (iii) exclusively on an automated basis by the company’s software. The consideration transferred was R$ 11,387, of which R$ 4,093 was paid in cash and the remaining amount of R$ 7,294 will be paid in installments with final due date on December 24, 2026 (each installment adjusted by the positive variation of 100% of CDI index). In addition, the Company recognized a contingent consideration of R$ 2,650 subjects to certain post-closing price adjustments (achievement of financial targets such as maintenance of contracts, net revenue and average global cost, in addition to non-financial targets such as platform engagement, satisfaction of the customer in the service provided and adequate level of information security, for the years 2022 and 2023). During 2022, the Company concluded the acquisition accounting and adjusted during the measurement period, intangible assets and goodwill in the amount of R$ 1,098.

EMME – Produções de Materiais em Multimídia (“EMME”)

On August 1, 2021 the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”) the entity EMME, which provides educational marketing solutions for schools, through license of its “software as a service”. The consideration transferred was R$ 15,317 of which R$ 3,063 was paid in cash and the remaining amount of R$ 12,253 will be paid in installments with final due date on August 16, 2026 (each installment adjusted by the positive variation of inflation- “IPCA” – Extended National Consumer Price Index). During 2022, the Company concluded the acquisition accounting and adjusted, during the measurement period, intangible assets and goodwill, in the amount of R$ 1,055.

Editora De Gouges S.A. (“De Gouges”)

On October 29, 2021 the Company acquired through its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”) the entity De Gouges, which provides learning system (K-12) and solutions on the educational platform. The consideration transferred was R$ 611,554 of which R$ 160,000 was paid in cash and the remaining amount of R$ 451,554 to be paid in installments with final due date on October 29, 2026 (each installment adjusted by the positive variation of 100% of CDI index).

 The acquisition agreement for De Gouges provided an obligation on the subsidiary, Somos Sistemas de Ensino S.A. under the Commercial Agreement. (“Somos Sistemas”), to grant an amount of R$62,234 in discounts on the sale price of teaching materials to Eleva Holding’s partner schools (the selling shareholder), within a period of up to 5 years limited to the amount of R$16,600 years. For this operation, the Company recorded a liability generated in the business combination (Provision for trade discount) and which should be realized according to its use in the coming years.

Net identifiable assets acquired, and liabilities assumed involved in the Business Combinations and Consideration transferred

The acquisitions were accounted for using the acquisition method of accounting, i.e., the consideration transferred, and the net identifiable assets acquired, and liabilities assumed were measured at fair value, while goodwill is measured as the excess of consideration paid over those items.

The following table presents the net identifiable assets acquired and liabilities assumed for each business combination in 2021:

	SEL	Redação Nota 1000	EMME	De Gouges	Total
Current assets
Cash and cash equivalents	1,461	525	637	16,439	19,062
Trade receivables (vi)	-	1,327	1,082	18,190	20,599
Inventories (iv)	-	-	-	4,534	4,534
Prepayments	-	-	14	83	97
Taxes recoverable	-	-	9	1,947	1,956
Other receivables	180	-	-	12	192
Total current assets	1,641	1,852	1,742	41,205	46,440
Non-current assets
Property, plant and equipment	611	-	128	1,272	2,011
Other intangible assets	-	1,099	1	38	1,138
Intangible assets - Customer Portfolio (ii)	18,783	-	-	64,806	83,589
Intangible assets - Trade agreement (iii)	-	-	-	247,622	247,622
Intangible assets - Software (v)	1,296	5,692	4,048	-	11,036
Total non-current assets	20,690	6,791	4,177	313,738	345,396
Total Assets	22,331	8,643	5,919	354,943	391,836

Current liabilities
Suppliers	-	180	13	1,107	1,300
Salaries and social contributions	1	124	600	2,871	3,596
Taxes payable	17	207	102	-	326
Income tax and social contribution payable	33	-	-	5,232	5,265
Provision for trade discount	-	-	-	15,000	15,000
Other liabilities	-	1,673	2	25	1,700
Total current liabilities	51	2,184	717	24,235	27,187
Non-current liabilities
Provision for tax, civil and labor losses	-	-	-	1,231	1,231
Provision for trade discount	-	-	-	47,234	47,234
Total non-current liabilities	-	-	-	48,465	48,465
Total liabilities	51	2,184	717	72,700	75,652
Net identifiable assets at fair value (A)	22,280	6,459	5,202	282,243	316,184
Total Consideration transferred (B)	65,000	11,387	15,317	611,554	703,258
Goodwill (B – A) (i)	42,720	4,928	10,115	329,311	387,074

(i) Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.

(ii) As a result of purchase price allocation, the Company identified R$ 18,783, customer portfolio (“SESI”), and R$ 64,806, customer portfolio (“De Gouges”) based on customer portfolio receivables expectation around 8% per year. See Note 14.

(iii) As a result of the purchase price allocation, the Company identified R$ 247,622, a commercial agreement (“Eleva Holding”), which corresponds to the sale of teaching material from "De Gouges" to partner schools of "Eleva Holding" within 10 years, with an estimated sales rate of 10% per year.

(iv) As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.

(v) As a result of purchase price allocation, the Company identified R$ 11,036, Educational Software applied in the “SESI” learning system, Writing Correction Software for Education System “Redação Nota 1000” and software that produces digital marketing material solutions for schools “EMME”, all of them based on relief from royalties’ criteria (RIR) and each acquisition with its corresponding rate of net revenue by investment. See Note 14.

(vi) Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.